Leases - Adjusted Lease Payments Recognized in Profit or Loss (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessor [abstract]
Income relating to variable lease payments for operating leases that do not depend on index or rate	₩ 0	₩ 0